Convertible Notes Payable and Derivative Liability - Additional Information (Detail) - USD ($)														1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 17, 2015	Apr. 14, 2015	Apr. 11, 2015	Apr. 09, 2015	Feb. 27, 2015	Jan. 30, 2015	Nov. 24, 2014	Sep. 26, 2014	Sep. 24, 2014	Sep. 19, 2014	Aug. 26, 2014	Aug. 25, 2014	Jul. 21, 2014	Jan. 31, 2015	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Mar. 26, 2015	Mar. 20, 2015	Mar. 16, 2015	Mar. 13, 2015	Feb. 24, 2015	Jan. 29, 2015	Jan. 28, 2015	Sep. 30, 2014
Debt Conversion [Line Items]
Proceeds from convertible debt																$ 4,642,300	$ 3,475,000
Debt Instrument, Convertible, Conversion Price															$ 0.88	$ 0.88	$ 11.75								$ 11.75
Debt instrument, convertible, terms of conversion feature																The Company may make the amortization payments on the debt in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt discount															$ 0	$ 0	$ 1,225,573
Change in fair value of derivative liabilities															814,213	$ 3,053,071	(1,805,990)
Conversion, percentage of weighted average price																51.00%
Change in fair value of derivative liabilities																$ 3,053,000
Minimum percentage of change in present value of future cash flows																10.00%
Maximum estimated percentage of resulted change in present value of future cash flows																10.00%
Consecutive trading days																20 days
Weighted probability model for the fair value	$ 3,287,000				$ 2,720,000
Derivative gain recognized					334,000											$ 1,160,000
Derivative loss recognized	$ 1,764,000
Cash settlement provision for warrants classified in equity															0	$ 0
Debt converted to common shares																12,383,229
Amortization of debt discount															$ 4,229,977	$ 6,049,639	935,290
Common Stock [Member]
Debt Conversion [Line Items]
Debt Instrument, Convertible, Conversion Price															$ 0.74	$ 0.74
Conversion of Convertible Debentures [Member]
Debt Conversion [Line Items]
Amortization of debt discount																$ 90,000
Debt Instrument, Tranche Three [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount				$ 450,000
Debt Instrument, Due after filing				2 days
July 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount															$ 2,900,000	2,900,000
Debt redemption amount					$ 100,000													$ 150,000	$ 75,000	$ 25,000	$ 50,000
September 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount															$ 1,100,000	$ 1,100,000
Debt Instrument, Convertible, Conversion Price															$ 5.00	$ 5.00
Debt instrument, convertible, terms of conversion feature																Modified Debentures have a fixed conversion price of the lower of $5.00 or 51% of the VWAP for the last 20 days prior to the conversion.
Conversion, percentage of weighted average price																51.00%
Consecutive trading days																20 days
Debt redemption amount																						$ 100,000	$ 100,000
Accrued interest of debt																$ 27,000
July 2014 and September 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Convertible, Conversion Price															$ 5	$ 5
Convertible Debt [Member]
Debt Conversion [Line Items]
Debt Instrument, Maturity Date										Sep. 19, 2015			Jul. 21, 2015
Debt Instrument, Face Amount										$ 2,500,000			$ 3,500,000		$ 4,806,000	$ 4,806,000	$ 3,750,000							$ 1,500,000
Proceeds from convertible debt							$ 250,000		$ 500,000	$ 1,000,000		$ 1,000,000	$ 1,000,000			$ 150,000
Debt Instrument, Interest Rate, Stated Percentage										5.00%			10.00%
Debt Instrument, Description																In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. Through subsequent modifications of the July 2014 Debentures and September 2014 Debentures, the required date to file the registration statement and the effective date of the registration statement have been changed to April 15, 2015 and July 15, 2015, respectively. The registration statement was filed on April 9, 2015, and became effective on June 11, 2015.	In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. The registration statement was not declared effective within 120 days, and the amortization payment conversion rate was adjusted accordingly.
Debt Instrument, Convertible, Conversion Price						$ 5.00									$ 1.83	$ 1.83					$ 1.83
Debt instrument, convertible, terms of conversion feature																They were originally convertible at a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 20 days prior to conversion.	Beginning four months (as subsequently amended) after the initial closing, the Company will begin making amortization payments on the debt in cash, prompting a 30% premium or, at their option and subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt discount													$ 275,000
Derivative Liability						$ 2,690,000							1,885,000		$ 132,175	$ 132,175
Change in fair value of derivative liabilities																$ 1,072,000
Conversion, percentage of weighted average price						51.00%										51.00%
Consecutive trading days						20 days										20 days
Convertible debt instrument term																3 years
Debt instrument effective percentage															8.00%	8.00%
Warrant instrument grant agreement, description																The Modified Debentures also included a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, with a three year term.	The parties also entered into a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price (the "Reference Price") equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, at an exercise price equal to the Reference Price, with a three year term.
Convertible Debt [Member] | Subsequent Event [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						$ 1,800,000																		$ 1,500,000
Debt Instrument, Convertible, Conversion Price														$ 5.00							$ 1.83
Conversion, percentage of weighted average price														51.00%
Consecutive Trading Days														20 days
Convertible Debt [Member] | Agreed Funding at the Closing of the Purchase Agreement Amendment [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						1,800,000
Convertible Debt [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						200,000
Convertible Debt [Member] | Funded within thirty (30) days of the closing [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						100,000
Convertible Debt [Member] | Funded within two days following the filing of a registration statement with the SEC to register the shares underlying the debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						100,000
Convertible Debt [Member] | Funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						100,000
Convertible Debt [Member] | Funded within two days of the date that the Registration Statement is declared effective by the SEC [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						500,000
Convertible Debt [Member] | Funded within five days of the date that the Registration Statement is declared effective by the SEC [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						500,000
Convertible Debt [Member] | Funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount						$ 100,000
Convertible Debt [Member] | Debt Instrument, Tranche One [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount										$ 1,000,000			1,000,000
Proceeds from convertible debt													1,000,000
Convertible Debt [Member] | Debt Instrument, Tranche Two [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount										$ 1,500,000			1,000,000
Proceeds from convertible debt											$ 1,000,000
Convertible Debt [Member] | Debt Instrument, Tranche Three [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount													$ 1,000,000
Proceeds from convertible debt								$ 500,000
Convertible Debt [Member] | Debt Instrument, Tranche Four [Member]
Debt Conversion [Line Items]
Proceeds from convertible debt			$ 500,000				$ 250,000
Convertible Debt [Member] | Debt Instrument Tranche Five [Member]
Debt Conversion [Line Items]
Proceeds from convertible debt		$ 500,000
Convertible Debt [Member] | July 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount															$ 300,000	$ 300,000
Proceeds from convertible debt															$ 2,811,500
Debt Instrument, Payment Terms																The original agreement calling for amortization payments, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following eight successive months thereafter.	Repayment, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following 8 successive months thereafter.
Debt Instrument, Convertible, Conversion Price	$ 0.88														$ 1.83	$ 1.83
Debt instrument, convertible, terms of conversion feature																The first $300,000 had a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 40 days prior to the conversion. The April 17, 2015 closing contained a fixed conversion price of the lower of $0.88 or 51% of the VWAP for the last 40 days prior to the conversion.
Conversion, percentage of weighted average price	51.00%															51.00%
Consecutive trading days	40 days															40 days
Convertible Debt [Member] | September 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Face Amount															$ 1,300,000	$ 1,300,000
Debt Instrument, Payment Terms																The original agreement called for amortization payments, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.	Repayment, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.
Debt Instrument, Description																The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Debentures.	The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Purchase Agreement Debentures.
Debt Instrument, Convertible, Conversion Price															$ 0.88	$ 0.88
Debt instrument, convertible, terms of conversion feature																Modified Debentures all have a fixed conversion price of the lower of $0.88 or 51% of the VWAP for the last 40 days prior to the conversion.
Conversion, percentage of weighted average price																51.00%
Consecutive trading days																40 days
Convertible Debt [Member] | July 2014 and September 2014 Convertible Debentures [Member]
Debt Conversion [Line Items]
Debt Instrument, Convertible, Conversion Price															$ 1.83	$ 1.83